Income Taxes (Schedule of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences)(Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Loss reserves	$ 100,569,000	$ 94,170,000
Employee benefits	136,007,000	97,246,000
Investment in partnerships	25,861,000	29,856,000
Foreclosed property	1,205,000	901,000
Accrued expenses	31,613,000	25,158,000
Investment in AFS securities	0	6,874,000
Capital loss carryforwards	44,445,000	51,876,000
Credit carryforwards	39,196,000	98,919,000
Federal NOL carryforwards	0	4,184,000
State NOL carryforwards	15,279,000	29,422,000
Unrecognized tax benefits	1,915,000	3,103,000
Other	18,902,000	21,760,000
Gross deferred tax assets	414,992,000	463,469,000
Valuation allowance	(44,584,000)	(57,752,000)
Deferred tax assets after valuation allowance	370,408,000	405,717,000
Deferred tax liabilities:
Capitalized mortgage servicing rights	337,000	25,245,000
Depreciation and amortization	22,353,000	46,209,000
Federal Home Loan Bank stock	9,383,000	17,426,000
Investment in AFS securities	11,639,000	0
Other intangible assets	30,888,000	28,417,000
Prepaid expenses	9,874,000	9,752,000
Other	1,570,000	2,958,000
Gross deferred tax liabilities	86,044,000	130,007,000
Net deferred tax assets	$ 284,364,000	$ 275,710,000